Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Unrecognized Tax Benefits
Beginning balance, Unrecognized tax benefits	$ 40.6	$ 43.9	$ 45.8
Additions based on tax positions related to the current year	0.3		1.3
Reductions for tax positions related to the current year	(3.2)	(3.3)	(3.2)
Ending balance, Unrecognized tax benefits	37.7	40.6	$ 43.9
Accumulated pre-tax interest and penalties related to unrecognized tax benefits	$ 1.7	$ 1.4